Accounts and Other Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note 5 — Accounts and Other Receivables

Accounts receivable, net consisted of the following:

	March 31,	December 31,
	2013	2012

Trade receivables	$1,311,432	$1,133,400
Other receivables	1,105,634	643,051
	2,417,066	1,776,451
Less allowance for doubtful accounts	(50,891)	(42,709)

	$2,366,175	$1,733,742

Other receivables consist primarily of the cost of raw materials needed to manufacture the Angel products that are sourced by the Company and immediately resold, at cost, to the contract manufacturer.

Note 7 — Receivables

Accounts and royalties receivable, net consisted of the following:

	December 31, 2012	December 31, 2011
Trade receivables	$1,133,400	$904,891
Other receivables	643,051	613,806
	1,776,451	1,518,697
Less allowance for doubtful accounts	(42,709)	(38,234)
	$1,733,742	$1,480,463

Other receivables consist primarily of the cost of raw materials needed to manufacture the Angel products that are sourced by the Company and immediately resold, at cost, to the contract manufacturer.

The following table reflects the approximate change in allowance for doubtful accounts.

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions(1)	Balance at End of Period
Year Ended December 31, 2012
Allowance for doubtful accounts	$38,000	$43,000	$(38,000)	$43,000
Year Ended December 31, 2011
Allowance for doubtful accounts	$36,000	$36,000	$(34,000)	$38,000

(1)	Reflects receivables written-off as uncollectible.